Deposits from central banks and credit institutions - Schedule of deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deposits [Line Items]
Financial liabilities held for trading	€ 152,151	€ 122,270	€ 115,185
Financial liabilities designated at fair value through profit or loss	36,360	40,367	40,268
Financial liabilities at amortized cost	1,484,322	1,468,703	1,423,858
Euro
Deposits [Line Items]
Total financial liabilities	53,779	53,921	65,133
Pound sterling
Deposits [Line Items]
Total financial liabilities	21,853	27,697	35,357
US dollar
Deposits [Line Items]
Total financial liabilities	57,992	49,447	30,924
Brazilian real
Deposits [Line Items]
Total financial liabilities	7,459	7,997	14,195
Other currencies
Deposits [Line Items]
Total financial liabilities	16,794	19,580	19,176
Central banks and Credit institutions
Deposits [Line Items]
Total financial liabilities	157,877	158,642	164,785
Central banks
Deposits [Line Items]
Financial liabilities held for trading	13,300	7,808	5,757
Financial liabilities designated at fair value through profit or loss	1,774	1,209	1,740
Financial liabilities at amortized cost	24,882	48,782	76,952
Total financial liabilities	39,956	57,799	84,449
Central banks | Deposits on demand
Deposits [Line Items]
Total financial liabilities	405	117	0
Central banks | Time deposits
Deposits [Line Items]
Total financial liabilities	18,488	43,853	72,320
Central banks | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	21,063	13,829	12,129
Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	26,284	17,862	9,796
Financial liabilities designated at fair value through profit or loss	1,625	1,735	1,958
Financial liabilities at amortized cost	90,012	81,246	68,582
Total financial liabilities	117,921	100,843	80,336
Credit institutions | Deposits on demand
Deposits [Line Items]
Total financial liabilities	6,657	5,468	6,808
Credit institutions | Time deposits
Deposits [Line Items]
Total financial liabilities	54,716	54,402	49,221
Credit institutions | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	56,273	40,689	24,245
Credit institutions | Subordinated debt
Deposits [Line Items]
Total financial liabilities	€ 275	€ 284	€ 62